Other commitments and contingencies, concentrations and factors that may affect future operations - Additional Information (Detail) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		16 Months Ended	1 Months Ended		12 Months Ended	14 Months Ended	25 Months Ended	3 Months Ended
	May 10, 2010 USD ($)	Apr. 19, 2010 USD ($)	Jun. 30, 2010 LegalMatter	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Damages from Product Defects LegalMatter	Mar. 31, 2010 Damages from Product Defects US Federal District Court LegalMatter	Mar. 31, 2010 Damages from Product Defects US Federal District Court Personal Injury LegalMatter	Mar. 31, 2011 Damages from Product Defects US State District Court LegalMatter	Mar. 31, 2011 Damages from Product Defects Federal and State LegalMatter	Feb. 28, 2003 Antitrust Litigation US Federal District Court LegalMatter	Apr. 30, 2010 US District Court, California Shareholders' Protection Rights Agreement LegalMatter	Mar. 31, 2011 Purchase Commitment USD ($)	Mar. 31, 2011 Purchase Commitment JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding for purchase of property, plant and equipment and other assets													$ 1,004	¥ 83,506
Customer payment guarantee to dealers, period range				1 month to 35 years
Percentage of material costs from purchases from an affiliated company				10.00%
Guarantee contracts obligations, maximum potential amount of future payments				19,991	1,662,225
Guarantee contracts obligations, liabilities				246	20,450
Putative class action case filed						200	190		10	20	85	6
Other individual cases consolidated into federal suit								325
Highway Traffic Safety Administration ("NHTSA") related to the recalls related to floor mat entrapment and sticking accelerator pedals			4
Settlement payment for termination of NHTSA's investigation	$ (32.4)	$ (16.4)
Expiration date for collective bargaining agreement covering a substantial portion of employees				2011-12